SELECTED STATEMENTS OF PROFIT OR LOSS DATA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Cost of revenue	$ 9,777	$ 8,285	$ 8,479
Research and development	11,942	10,275	11,507
Selling and marketing	15,203	13,880	14,384
General and administrative	11,694	14,292	12,407
Labor
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Cost of revenue	5,001	3,932	4,145
Research and development	9,645	8,394	8,976
Selling and marketing	9,247	7,910	7,569
General and administrative	5,009	4,188	4,974
D&O insurance
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
General and administrative	691	1,067	1,623
Credit card fees
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Cost of revenue	1,208	1,079	1,045
Servers
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Cost of revenue	1,116	1,109	996
Research and development	158	205	285
Software tools
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Research and development	312	225	228
Selling and marketing	461	404	360
General and administrative	697	651	665
Marketing and Promotion
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Selling and marketing		351	320
Digital Advertising
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Selling and marketing	1,419	1,525	1,990
Services and tools
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Cost of revenue	175	180	194
Rent and related
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
General and administrative	584	693	681
Consulting
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
General and administrative	1,754	1,916	2,497
Office expenses
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
General and administrative	738	685	608
Depreciation and amortization
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Cost of revenue	1,553	1,345	1,180
Research and development	336	329	374
Selling and marketing	1,396	1,202	1,074
General and administrative	164	207	163
Goodwill impairment
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
General and administrative		3,000
Share-based compensation
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Cost of revenue	476	378	692
Research and development	1,136	855	1,337
Selling and marketing	1,006	907	1,336
General and administrative	1,688	1,485	2,061
Trade shows
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Selling and marketing	492	367	306
Web site
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Selling and marketing	17	72	108
Changes in the fair value of contingent consideration
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
General and administrative			(1,583)
Other
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Cost of revenue	248	262	227
Research and development	355	267	307
Selling and marketing	1,165	1,142	1,321
General and administrative	$ 369	$ 400	$ 718